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A I M Advisors, Inc.
--Registered Trademark--

11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

A I M Advisors, Inc.

August 2, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Re:  Tax-Free Investments Co.
     CIK No. 0000205010

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Tax-Free Investments Co. (the "Fund") that the Prospectuses relating to the Cash Management Class, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class of the Cash Reserve Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 30 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 30 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on July 26, 2000.

Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713)214-4785.


Very truly yours,

/s/ OFELIA M. MAYO

Ofelia M. Mayo
Vice President,
Assistant General Counsel
and Assistant Secretary

A member of the AMVESCAP Group